Shareholder Report, Holdings (Details) - C000242831	Apr. 30, 2025
SPX P4750_20250623_S_MARIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
912797NP8U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.30%
02072L565Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.60%